Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest on bank borrowings	¥ 1,569	¥ 1,590	¥ 1,529
Interest relating to obligations under finance leases	2,440	1,845	1,349
Interest relating to post-retirement benefit obligations	106	98	88
Interest on bonds and debentures	468	381	359
Interest relating to interest rate swap contracts	(6)	63	122
Less: amount capitalized into advanced payments on acquisition of aircraft	(850)	(793)	(749)
Interest expense	3,727	3,184	2,698
Foreign exchange losses, net	2,191
Less: amounts capitalized into advanced payments on acquisition of aircraft	(151)
Foreign exchange difference, net			3,574
Finance costs	¥ 5,767	¥ 3,184	¥ 6,272